Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories, net
Raw materials	$ 1,823	$ 1,412
Work in process	837	840
Finished goods	1,525	1,379
Advances to suppliers	99	106
Total inventory, net	$ 4,284	$ 3,737